As filed with the Securities and Exchange Commission on January 13, 2005

                          Filed pursuant to Rule 485(b)
                               File No. 333-111986
                               File No. 811-21475

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   / X /
                                                                          -----

         Pre-Effective Amendment No.                                      /   /
                                      -----                               -----

         Post-Effective Amendment No.   4                                 / X /
                                      -----                               -----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           / X /
                                                                          -----

         Amendment No.   4
                       -----

                              TAMARACK FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                       100 South Fifth Street, Suite 2300
                              Minneapolis, MN 55402
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number including Area Code: (612) 371-7297

                             Laura M. Moret, Esquire
                                    M.S. P14
                              60 South Sixth Street
                              Minneapolis, MN 55402
                                 (612) 371-7297
                     (Name and Address of Agent for Service)

                                    Copy to:

                           Joseph R. Fleming, Esquire
                                   Dechert LLP
                        200 Clarendon Street, 27th Floor
                        Boston, Massachusetts 02116-5021
                                 (617) 728-7161

It is proposed that this filing will become effective (check appropriate box):

      _______  immediately upon filing pursuant to paragraph (b) of Rule 485
      ___X___  on January 15, 2005 pursuant to paragraph (b) of Rule 485
      _______  60 days after filing pursuant to paragraph (a)(1) of Rule 485
      _______  on [date] pursuant to paragraph (a)(1) of Rule 485
      _______  75 days after filing pursuant to paragraph (a)(2) of Rule 485
      _______  on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

      ___X___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              TAMARACK FUNDS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

o        Cover Sheet
o        Contents of Registration Statement
o        Part A, Part B and Part C
o        Signature Page

                            PART A, PART B and PART C

         This Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A for Tamarack Funds Trust hereby incorporates by reference in its entirety each of the Prospectuses (Part A), Statement of Additional
Information (Part B) and Other Information (Part C) contained in Post-Effective Amendment No. 3, which was filed with the Securities and Exchange Commission on November 15, 2004. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 3 to January 15, 2005.

         The Registrant's updated Prospectuses, Statement of Additional Information and Other Information will be filed pursuant to Rule 485(b), on or before January 15, 2005.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933. The Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Minneapolis, State of Minnesota, on the 13th day of January, 2005.

                                          TAMARACK FUNDS TRUST


                                          By: /s/    Jennifer Lammers
                                              --------------------------------
                                              Jennifer Lammers
                                              (President)

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

               SIGNATURE                                TITLE                             DATE
               ---------                                -----                             ----

/s/ Jennifer Lammers                         President                              January 13, 2005
---------------------------------------      (Chief Executive Officer)
Jennifer Lammers

/s/ Jennifer Lammers                         Treasurer                              January 13, 2005
---------------------------------------      (Chief Financial Officer and
Jennifer Lammers                             Chief Accounting Officer)


                   *                         Trustee                                January 13, 2005
---------------------------------------
T. Geron Bell


                   *                         Trustee                                January 13, 2005
---------------------------------------
Lucy Hancock Bode


                   *                         Trustee                                January 13, 2005
---------------------------------------
Leslie H. Garner, Jr.


                   *                         Trustee                                January 13, 2005
---------------------------------------
Ronald James


                   *                         Trustee                                January 13, 2005
---------------------------------------
Michael T. Lee


                   *                         Trustee                                January 13, 2005
---------------------------------------
John A. MacDonald

               SIGNATURE                                TITLE                             DATE
               ---------                                -----                             ----

                   *                         Trustee                                January 13, 2005
---------------------------------------
H. David Rybolt


                   *                         Trustee                                January 13, 2005
---------------------------------------
James R. Seward


                   *                         Trustee                                January 13, 2005
---------------------------------------
Jay H. Wein

/s/ Jennifer Lammers                                                                January 13, 2005
---------------------------------------
* By Jennifer Lammers, attorney-in-fact
* Executed pursuant to powers of attorney filed with Registrant's Registration
Statement on Form N-1A filed on January 16, 2004.